Cover	Apr. 14, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 14, 2025
Entity File Number	001-38797
Entity Registrant Name	IMAC Holdings, Inc.
Entity Central Index Key	0001729944
Entity Tax Identification Number	83-0784691
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	3401 Mallory Lane
Entity Address, Address Line Two	Suite 100
Entity Address, City or Town	Franklin
Entity Address, State or Province	TN
Entity Address, Postal Zip Code	37067
City Area Code	(303)
Local Phone Number	898-5896
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	BACK
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false